Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 41,125	$ 5,851	¥ 44,290		¥ 19,764
Cost of revenues		(26,208)	(3,729)	(33,827)		(7,592)
Gross profit		14,917	2,122	10,463		12,172
Operating expenses:
Sales and marketing expenses		(3,362)	(478)	(2,789)		(2,477)
General and administrative expenses		(52,627)	(7,487)	(46,910)		(41,222)
Research and development expenses		(4,597)	(654)	(2,985)		(2,184)
Loss on impairment of long-lived assets and long-term investment				(10,504)		(1,996)
Allowance for expected credit losses		(12,597)	(1,792)	(5,264)		(1,196)
Total operating expenses		(73,183)	(10,411)	(68,452)		(49,075)
Operating loss		(58,266)	(8,289)	(57,989)		(36,903)
Interest income		2,829	402	742		562
Interest expenses		(188)	(27)	(1,402)		(1,860)
Other income		3,072	437	5,612		16,927
Other expenses		(24,344)	(3,463)	(3,325)		(1,579)
Loss before income taxes		(76,897)	(10,940)	(56,362)		(22,853)
Income tax expenses		(3,581)	(509)			(2,613)
Net loss		(80,478)	(11,449)	(56,362)		(25,466)
Less: Net loss attributable to non-controlling interests		(11,758)	(1,673)	(8,440)		(6,128)
Net loss attributable to the Company’s shareholders		¥ (68,720)	$ (9,776)	¥ (47,922)		¥ (19,338)
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.05)	$ (2.14)	¥ (16.79)	[1]	¥ (15.56)	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (15.05)	$ (2.14)	¥ (16.79)	[1]	¥ (15.56)	[1]
Basic (in Shares)	[1]	4,567,460	4,567,460	2,854,594		1,243,140
Diluted (in Shares)	[1]	4,567,460	4,567,460	2,854,594		1,243,140
Net loss		¥ (80,478)	$ (11,449)	¥ (56,362)		¥ (25,466)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		(4,231)	(602)	(446)		446
Comprehensive loss		(84,709)	(12,051)	(56,808)		(25,020)
Product sales
Net revenues
Total net revenues		36,628	5,211	41,819		17,062
Sourcing services
Net revenues
Total net revenues		1,090	155	63		1,513
Battery-swapping services
Net revenues
Total net revenues		¥ 3,407	$ 485	¥ 2,408		¥ 1,189

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.